UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21751

Lazard World Dividend & Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

Item 1. Schedule of Investments.

Lazard World Dividend  & Income Fund, Inc.

Portfolio of Investments

September 30, 2017 (unaudited)

Description	Shares	Fair Value
Common Stocks | 94.8%
Australia | 1.4%
Alumina, Ltd.	699,841	$1,211,811
Belgium | 1.0%
Anheuser-Busch InBev SA/NV	7,125	851,627
Brazil | 1.9%
BB Seguridade Participacoes SA	77,302	698,785
Cielo SA	129,941	901,789
		1,600,574
Canada | 3.0%
Agrium, Inc.	6,350	680,784
Alaris Royalty Corp.	112,380	1,852,660
		2,533,444
China | 6.2%
Agricultural Bank of China, Ltd., Class H	4,976,000	2,237,464
China Construction Bank Corp., Class H	1,797,180	1,497,460
China Mobile, Ltd. Sponsored ADR	30,082	1,521,247
		5,256,171
Finland | 0.9%
Metso OYJ	21,147	775,869
France | 2.7%
TOTAL SA	42,172	2,268,153
Hong Kong | 2.1%
Sands China, Ltd.	341,600	1,784,094
India | 2.6%
HCL Technologies, Ltd.	63,279	847,616
Indiabulls Housing Finance, Ltd.	38,648	715,481
Tata Consultancy Services, Ltd.	17,953	669,836
		2,232,933
Italy | 1.5%
Italgas SpA	125,365	704,391
Snam SpA	123,989	597,550
		1,301,941
Japan | 4.5%
Amada Holdings Co., Ltd.	74,100	813,647
Daiwa House Industry Co., Ltd.	17,136	592,054
Sumitomo Mitsui Financial Group, Inc.	35,900	1,380,988
Tokyo Electron, Ltd.	7,100	1,094,532
		3,881,221
Luxembourg | 3.0%
RTL Group SA	9,056	685,709
SES SA	85,446	1,868,328
		2,554,037

Description	Shares	Fair Value
Mexico | 0.9%
Fibra Uno Administracion SA de CV REIT	466,600	$787,147
Netherlands | 3.7%
ING Groep NV	42,402	782,013
Royal Dutch Shell PLC, B Shares	77,200	2,374,043
		3,156,056
Norway | 0.5%
Europris ASA	89,825	431,954
Portugal | 1.1%
Galp Energia SGPS SA	55,205	979,067
Russia | 1.7%
Mobile TeleSystems PJSC Sponsored ADR	75,807	791,425
Severstal PJSC GDR	45,972	686,838
		1,478,263
Singapore | 1.1%
BOC Aviation, Ltd.	59,100	321,247
NetLink NBN Trust	1,012,500	615,992
		937,239
South Africa | 2.2%
Life Healthcare Group Holdings, Ltd.	495,107	867,607
Standard Bank Group, Ltd.	89,109	1,039,888
		1,907,495
Sweden | 1.6%
Nordea Bank AB	99,115	1,346,339
Switzerland | 1.5%
Novartis AG	15,114	1,296,952
Taiwan | 6.5%
Accton Technology Corp.	159,000	512,826
Hon Hai Precision Industry Co., Ltd.	412,345	1,433,337
Realtek Semiconductor Corp.	113,000	390,185
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	85,155	3,197,570
		5,533,918
Turkey | 1.8%
Tofas Turk Otomobil Fabrikasi AS	73,371	636,023
Turkcell Iletisim Hizmetleri AS	246,510	878,933
		1,514,956
United Kingdom | 6.4%
GlaxoSmithKline PLC	65,220	1,301,049
Legal & General Group PLC	182,542	635,795
Rio Tinto PLC	32,585	1,516,810
St James’s Place PLC	90,791	1,395,748
Vodafone Group PLC	235,171	658,731
		5,508,133

Lazard World Dividend  & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2017 (unaudited)

Description	Shares	Fair Value
United States | 35.0%
AES Corp.	76,720	$845,454
AT&T, Inc.	43,583	1,707,146
Blackstone Mortgage Trust, Inc., Class A REIT	61,569	1,909,870
Camden Property Trust	7,410	677,645
Chevron Corp.	6,014	706,645
Cisco Systems, Inc.	32,260	1,084,904
Cypress Semiconductor Corp.	100,433	1,508,504
Eaton Corp. PLC	33,600	2,580,144
Extra Space Storage, Inc.	14,030	1,121,278
Healthcare Realty Trust, Inc.	18,460	596,996
Leggett & Platt, Inc.	13,800	658,674
Occidental Petroleum Corp.	32,652	2,096,585
PacWest Bancorp	56,064	2,831,793
Pattern Energy Group, Inc.	108,562	2,616,344
Pfizer, Inc.	98,309	3,509,631
The Coca-Cola Co.	56,155	2,527,537
The Procter & Gamble Co.	9,026	821,185
United Parcel Service, Inc., Class B	11,290	1,355,816
Uniti Group, Inc. REIT	51,050	748,393
		29,904,544
Total Common Stocks (Cost $74,449,330)		81,033,938

Description	Principal Amount (000) (a)	Fair Value
Foreign Government Obligations | 11.4%
Brazil | 1.7%
Brazil NTN-F:
10.00%, 01/01/21	1,362	$445,728
10.00%, 01/01/27	3,230	1,038,932
		1,484,660
Dominican Republic | 0.5%
Dominican Republic, 15.95%, 06/04/21 (b)	16,500	412,344
Indonesia | 1.1%
Indonesia Government Bonds:
8.25%, 07/15/21	5,156,000	408,070
8.375%, 09/15/26	6,853,000	570,363
		978,433
Malaysia | 2.7%
Malaysia Government Bonds:
3.314%, 10/31/17	2,300	544,791
4.24%, 02/07/18	3,240	770,272
3.58%, 09/28/18	4,060	965,285
		2,280,348
Description	Principal Amount (000) (a)	Fair Value
Mexico | 2.7%
Mexican Bonos:
4.75%, 06/14/18	2,300	$124,324
6.50%, 06/10/21	27,570	1,502,610
5.75%, 03/05/26	13,350	682,751
		2,309,685
Russia | 1.1%
Russia Government Bonds - OFZ, 7.50%, 08/18/21	54,700	950,978
Turkey | 0.9%
Turkey Government Bonds, 2.00%, 10/26/22	2,728	736,097
Uruguay | 0.7%
Republica Orient Uruguay, 5.00%, 09/14/18	17,497	612,588
Total Foreign Government Obligations (Cost $9,519,228)		9,765,133

Description	Shares	Fair Value
Short-Term Investments | 3.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $2,708,201)	2,708,201	$2,708,201
Total Investments | 109.4% (Cost $86,676,759) (c)		$93,507,272
Liabilities in Excess of Cash and Other Assets | (9.4)%		(8,015,838)
Net Assets | 100.0%		$85,491,434

Lazard World Dividend  & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2017 (unaudited)

Forward Currency Contracts open at September 30, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	11,358,450	USD	628,929	CIT	12/22/17	$—	$261
ARS	7,340,460	USD	411,000	HSB	11/02/17	6,040	—
ARS	9,336,320	USD	512,000	HSB	11/29/17	10,919	—
ARS	10,126,620	USD	578,581	SCB	10/23/17	—	68
CAD	524,312	USD	425,000	CIT	10/16/17	—	4,750
CAD	527,046	USD	433,255	CIT	10/16/17	—	10,814
CLP	270,548,250	USD	435,000	SCB	10/25/17	—	12,482
CNY	5,599,800	USD	816,000	CIT	01/17/18	23,008	—
CNY	3,511,229	USD	530,477	SCB	10/10/17	—	1,901
CNY	3,653,576	USD	543,000	SCB	10/23/17	6,615	—
CNY	4,343,040	USD	640,000	SCB	10/23/17	13,333	—
CNY	3,511,229	USD	525,869	SCB	11/10/17	1,877	—
COP	1,902,427,500	USD	645,000	CIT	11/28/17	—	1,391
COP	2,484,081,600	USD	847,000	SCB	10/11/17	—	1,992
CZK	19,007,462	EUR	731,000	BNP	10/30/17	638	—
CZK	18,281,133	EUR	702,000	CIT	10/30/17	1,876	—
CZK	9,631,840	EUR	370,000	CIT	11/30/17	833	—
CZK	40,214,295	EUR	1,507,000	CIT	02/27/18	51,272	—
DOP	19,630,800	USD	410,000	CIT	10/11/17	465	—
DOP	20,642,400	USD	423,000	CIT	01/19/18	1,191	—
EGP	11,884,950	USD	624,702	CIT	02/28/18	22,313	—
EGP	13,680,625	USD	717,108	CIT	05/08/18	13,858	—
EGP	13,570,000	USD	704,021	CIT	05/21/18	18,497	—
EUR	1,501,374	CZK	40,214,295	CIT	02/27/18	—	57,979
EUR	519,000	RON	2,390,566	JPM	10/10/17	—	1,566
EUR	305,598	USD	358,488	JPM	10/10/17	2,835	—
HUF	133,569,150	EUR	429,000	BNP	11/30/17	—	876
HUF	180,993,170	USD	705,000	BNP	10/03/17	—	18,712
HUF	244,005,848	USD	964,000	CIT	11/07/17	—	37,441
HUF	179,608,510	USD	683,000	CIT	11/30/17	—	281
IDR	14,393,280,000	USD	1,034,000	HSB	04/26/18	15,093	—
IDR	4,396,840,000	USD	328,000	SCB	11/08/17	—	2,560
INR	67,913,834	USD	1,049,000	CIT	11/21/17	—	15,222
INR	30,004,860	USD	454,000	CIT	12/28/17	866	—
INR	42,627,165	USD	665,000	JPM	10/11/17	—	13,009
KRW	950,275,240	USD	838,000	SCB	10/13/17	—	8,246
KZT	209,352,000	USD	624,000	CIT	11/28/17	—	16,490
KZT	148,665,600	USD	435,000	SCB	10/16/17	571	—
KZT	79,030,800	USD	232,000	SCB	10/27/17	—	1,027
KZT	140,436,000	USD	423,000	SCB	10/27/17	—	12,566
KZT	163,978,500	USD	485,000	SCB	11/08/17	—	7,050
KZT	143,079,750	USD	423,000	SCB	01/29/18	—	13,248
MAD	2,196,720	USD	226,000	CIT	10/27/17	5,357	—
MAD	1,637,870	USD	175,455	SCB	10/05/17	—	2,047
MAD	2,225,450	USD	235,000	SCB	12/28/17	—	3,749
PEN	1,804,527	USD	555,000	CIT	10/20/17	—	2,516
PEN	699,438	USD	215,000	CIT	11/06/17	—	966

Lazard World Dividend  & Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2017 (unaudited)

Forward Currency Contracts open at September 30, 2017 (concluded):

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PEN	1,665,558	USD	510,000	SCB	10/16/17	$—	$10
PHP	65,593,600	USD	1,280,000	JPM	11/14/17	8,340	—
PLN	5,372,547	USD	1,496,000	CIT	10/18/17	—	23,724
RON	2,028,281	EUR	444,000	JPM	10/10/17	—	2,991
RON	2,811,508	USD	737,000	CIT	11/01/17	—	13,560
RON	3,282,245	USD	775,724	CIT	11/09/17	68,755	—
RSD	41,184,600	USD	415,000	CIT	10/31/17	—	7,232
RUB	46,085,445	USD	805,000	SCB	10/11/17	—	5,564
THB	42,489,440	USD	1,286,000	SCB	10/18/17	—	11,801
TRY	3,168,025	USD	897,000	CIT	11/30/17	—	22,931
USD	166,000	BRL	544,829	CIT	10/17/17	—	5,680
USD	479,000	BRL	1,539,985	CIT	10/17/17	—	6,262
USD	829,000	CAD	1,051,359	CIT	10/16/17	—	13,691
USD	527,846	CNY	3,511,229	SCB	10/10/17	—	731
USD	477,437	EUR	398,321	CIT	10/30/17	5,985	—
USD	686,621	HUF	180,993,170	CIT	10/03/17	333	—
USD	784,194	RON	3,282,245	CIT	11/09/17	—	60,285
USD	501,000	RUB	29,123,130	SCB	10/11/17	—	4,194
USD	365,000	TRY	1,305,423	SCB	11/30/17	4,829	—
UYU	12,022,550	USD	415,000	CIT	10/17/17	—	2,364
ZAR	5,537,851	USD	426,000	CIT	10/13/17	—	17,632
ZAR	11,640,191	USD	854,000	CIT	10/31/17	1,873	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$287,572	$447,862

Currency Abbreviations:
ARS	— Argentinian Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Republic Peso
EGP	— Egyptian Pound
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MAD	— Moroccan Dirham
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RSD	— Serbian Dinar
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— New Turkish Lira
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Counterparty Abbreviations:
BNP	— BNP Paribas SA
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank

Lazard World Dividend & Income Fund, Inc.

Notes to Portfolio of Investments

September 30, 2017 (unaudited)

(a)	Principal amount denominated in respective country’s currency.
(b)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2017, these securities amounted to 0.5% of net assets.
(c)	Lazard World Dividend & Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust

Portfolio holdings by industry* (as a percentage of net assets):
Air Freight & Logistics	1.6%
Automobiles	0.7
Banks	13.0
Beverages	4.0
Capital Markets	3.8
Chemicals	0.8
Communications Equipment	1.9
Diversified Telecommunication Services	2.7
Electrical Equipment	3.0
Electronic Equipment, Instruments & Components	1.7
Equity Real Estate Investment Trusts (REITs)	4.6
Gas Utilities	0.8
Health Care Providers & Services	1.0
Hotels, Restaurants & Leisure	2.1
Household Durables	0.8
Household Products	1.0
Independent Power and Renewable Electricity Producers	4.0
Insurance	1.6
IT Services	2.8
Machinery	1.9
Media	3.0
Metals & Mining	4.0
Mortgage Real Estate Investment Trusts (REITs)	2.2
Multiline Retail	0.5
Oil, Gas & Consumable Fuels	10.6
Pharmaceuticals	7.1
Real Estate Management & Development	0.7
Semiconductors & Semiconductor Equipment	7.2
Thrifts & Mortgage Finance	0.8
Trading Companies & Distributors	0.4
Wireless Telecommunication Services	4.5
Subtotal	94.8
Foreign Government Obligations	11.4
Short-Term Investment	3.2
Total Investments	109.4%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 17, 2017

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date:	November 17, 2017